Commitments and contingencies - Schedule of Future Minimum Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Total	$ 26,124	$ 31,338
Non-cancelable manufacturing commitments
Disclosure of contingent liabilities in business combination [line items]
Total	268,811
Less than 1 year	38,879
Between 1-5 years	171,797
After 5 years	58,135
PS4 license volume commitments
Disclosure of contingent liabilities in business combination [line items]
Total	83,073
Less than 1 year	22,086
Between 1-5 years	60,987
After 5 years	0
Total
Disclosure of contingent liabilities in business combination [line items]
Total	351,884
Less than 1 year	60,965
Between 1-5 years	232,784
After 5 years	$ 58,135